Provisions and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions and Other Liabilities	2
Summary of Movements in Provisions
The following table summarizes the movements in provisions for the year ended December 31, 2019:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other	Total
As at January 1, 2019	$1,614	$194	$1,808
Settled during the year	(67)	(45)	(112)
Change in discount rate	527	—	527
Change in amount and timing of cash flows	69	91	160
Accretion	112	2	114
Other	5	—	5
Changes in foreign exchange rates	(26)	(6)	(32)
As at December 31, 2019	2,234	236	2,470
Less current portion of provisions (Note 18)	(90)	(35)	(125)
Long-term provisions	$2,144	$201	$2,345